Net sales - Sales of goods (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper		$ 181,311		$ 238,304		$ 274,761
Less: Royalty contributions (see Note 2(k))		(11,749)		(12,832)		(21,388)
Revenue from sale of goods		637,619		821,930		1,106,329
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper		2,538,593		2,896,894		3,061,930
Less: Royalty contributions (see Note 2(k))		(2,000)		(2,923)		(2,743)
Revenue from sale of goods		2,538,593		2,896,894		3,061,930
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	S/ 743,274	2,088,167	S/ 912,974	2,294,249	S/ 962,113	2,458,088
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper cathode [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	S/ 83,870	241,808	S/ 88,875	244,277	S/ 86,346	251,908
Sociedad Minera Cerro Verde S.A.A. [Member] | Other primarily silver and molybdenum concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper		$ 208,618		$ 358,368		$ 351,934